Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Exchange rate	3.647	3.627	3.306
Cash uninsured amount	$ 544,175	$ 2,935,078	$ 68,396
FDIC insurance limit	$ 0	145,168
Tax benefit percentage	50.00%
General and administrative expenses		$ 59,027
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares converted (in Shares) | shares	100		100